SHARE CAPITAL	6 Months Ended
Jun. 30, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 10 – SHARE CAPITAL

On June 5, 2012, the board of directors of the Company approved an increase to the authorized share capital of the ordinary shares from 50,000,000 shares, par value of US$0.001 each, to 100,000,000 shares, par value of US$0.001 each. The authorized share capital of the preferred shares remained unchanged.